Supplemental Guarantor Condensed Consolidating Financial Statements - Supplemental Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 220,786	$ 196,503	$ 236,357	$ 245,313
Accounts receivable, net of allowance	601,066	717,482
Inventories	473,861	530,191
Deferred income tax assets	11,786	9,820
Other current assets	15,164	22,750
Total current assets	1,322,663	1,476,746
Investments in unconsolidated affiliates	167,658	155,887	140,304
Property, plant and equipment, net	556,697	606,427
Other assets
Goodwill	34,574	37,273	36,103
Other intangible assets, net	165,358	171,514
Deferred income tax assets-noncurrent	46,812	42,938
Deferred charges and other assets	62,354	83,996
Total other assets	309,098	335,721
Total assets	2,356,116	2,574,781
Current liabilities
Short-term borrowings	7,559	8,754
Accounts payable	434,692	509,093
Income taxes payable	9,413	9,683
Deferred income tax liabilities	1,413	2,903
Accrued expenses and other current liabilities	120,928	136,129
Total current liabilities	574,005	666,562
Noncurrent liabilities
Long-term debt	1,194,648	1,327,667
Deferred income tax liabilities-noncurrent	27,311	26,932
Other noncurrent obligations	239,287	210,418
Total noncurrent liabilities	1,461,246	1,565,017
Commitments and contingencies (Note 15)
Shareholder's equity	320,865	343,202	291,665	120,515
Total liabilities and shareholder's equity	2,356,116	2,574,781
Parent Guarantor [Member]
Current assets
Cash and cash equivalents	904	2	3
Intercompany receivables	55
Total current assets	959	2
Other assets
Investments in subsidiaries	327,100	343,429
Total other assets	327,100	343,429
Total assets	328,059	343,431
Current liabilities
Accounts payable	46
Intercompany payables	6,944	158
Accrued expenses and other current liabilities	204	71
Total current liabilities	7,194	229
Noncurrent liabilities
Commitments and contingencies (Note 15)
Shareholder's equity	320,865	343,202
Total liabilities and shareholder's equity	328,059	343,431
Issuers [Member]
Current assets
Cash and cash equivalents	2,653	954	29,411	93,281
Accounts receivable, net of allowance	62
Intercompany receivables	493,090	554,795
Other current assets	148	3,954
Total current assets	495,953	559,703
Other assets
Investments in subsidiaries	1,327,675	1,232,608
Intercompany notes receivable-noncurrent	1,323,401	1,359,637
Deferred charges and other assets	36,899	48,801
Total other assets	2,687,975	2,641,046
Total assets	3,183,928	3,200,749
Current liabilities
Short-term borrowings		3,646
Accounts payable	2,323	2,570
Intercompany payables	888,660	763,022
Accrued expenses and other current liabilities	52,001	58,977
Total current liabilities	942,984	828,215
Noncurrent liabilities
Long-term debt	1,192,500	1,325,000
Deferred income tax liabilities-noncurrent	2,300	1,600
Total noncurrent liabilities	1,194,800	1,326,600
Commitments and contingencies (Note 15)
Shareholder's equity	1,046,144	1,045,934
Total liabilities and shareholder's equity	3,183,928	3,200,749
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	166,106	154,770	182,088	108,423
Accounts receivable, net of allowance	207,465	272,745
Intercompany receivables	1,369,837	1,242,405
Inventories	381,797	439,952
Deferred income tax assets	5,382	5,077
Other current assets	6,476	4,386
Total current assets	2,137,063	2,119,335
Investments in unconsolidated affiliates	167,658	155,887
Property, plant and equipment, net	426,905	476,137
Other assets
Goodwill	34,574	37,273
Other intangible assets, net	164,020	171,352
Investments in subsidiaries	595,755	615,153
Intercompany notes receivable-noncurrent	15,664	17,739
Deferred income tax assets-noncurrent	43,676	36,260
Deferred charges and other assets	23,398	33,607
Total other assets	877,087	911,384
Total assets	3,608,713	3,662,743
Current liabilities
Accounts payable	366,882	436,147
Intercompany payables	522,930	550,741
Income taxes payable	8,864	9,407
Deferred income tax liabilities	1,171	784
Accrued expenses and other current liabilities	55,412	66,061
Total current liabilities	955,259	1,063,140
Noncurrent liabilities
Long-term debt	2,148	2,667
Intercompany notes payable-noncurrent	1,296,121	1,347,773
Deferred income tax liabilities-noncurrent	16,145	17,115
Other noncurrent obligations	226,708	198,479
Total noncurrent liabilities	1,541,122	1,566,034
Commitments and contingencies (Note 15)
Shareholder's equity	1,112,332	1,033,569
Total liabilities and shareholder's equity	3,608,713	3,662,743
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	51,123	40,777	24,855	43,609
Accounts receivable, net of allowance	393,539	444,739
Intercompany receivables	101,716	93,841
Inventories	99,709	93,019
Deferred income tax assets	6,404	4,743
Other current assets	8,540	14,410
Total current assets	661,031	691,529
Property, plant and equipment, net	129,792	130,290
Other assets
Other intangible assets, net	1,338	162
Deferred income tax assets-noncurrent	3,136	6,678
Deferred charges and other assets	718	990
Total other assets	5,192	7,830
Total assets	796,015	829,649
Current liabilities
Short-term borrowings	7,559	5,108
Accounts payable	65,441	70,378
Intercompany payables	546,150	576,354
Income taxes payable	549	276
Deferred income tax liabilities	242	2,119
Accrued expenses and other current liabilities	13,311	11,020
Total current liabilities	633,252	665,255
Noncurrent liabilities
Intercompany notes payable-noncurrent	42,944	29,602
Deferred income tax liabilities-noncurrent	8,866	8,217
Other noncurrent obligations	12,579	11,939
Total noncurrent liabilities	64,389	49,758
Commitments and contingencies (Note 15)
Shareholder's equity	98,374	114,636
Total liabilities and shareholder's equity	796,015	829,649
Eliminations [Member]
Current assets
Accounts receivable, net of allowance		(2)
Intercompany receivables	(1,964,698)	(1,891,041)
Inventories	(7,645)	(2,780)
Total current assets	(1,972,343)	(1,893,823)
Other assets
Investments in subsidiaries	(2,250,530)	(2,191,190)
Intercompany notes receivable-noncurrent	(1,339,065)	(1,377,376)
Deferred charges and other assets	1,339	598
Total other assets	(3,588,256)	(3,567,968)
Total assets	(5,560,599)	(5,461,791)
Current liabilities
Accounts payable		(2)
Intercompany payables	(1,964,684)	(1,890,275)
Total current liabilities	(1,964,684)	(1,890,277)
Noncurrent liabilities
Intercompany notes payable-noncurrent	(1,339,065)	(1,377,375)
Total noncurrent liabilities	(1,339,065)	(1,377,375)
Commitments and contingencies (Note 15)
Shareholder's equity	(2,256,850)	(2,194,139)
Total liabilities and shareholder's equity	$ (5,560,599)	$ (5,461,791)